Note 22 - Derivatives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Number of Foreign Currency Derivatives Held	24	36
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 78,600	$ 108,600
Derivative, Average Forward Exchange Rate	1.073	1.069
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 1,151	$ 2,784	$ (866)
Foreign Currency Fair Value Hedge Asset at Fair Value	3,529	2,379
Derivative, Fair Value, Net	(11,633)
Margin Deposit Assets	13,748	$ 0
Costamare Bulkers Inc. ("CBI") [Member]
Number of Foreign Currency Derivatives Held		8
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net		$ 7,336
Derivative, Average Forward Exchange Rate		1.3411
Designated as Hedging Instrument [Member]
Derivative, Notional Amount	1,260,171	$ 1,094,930
Interest Rate Fair Value Hedge Asset at Fair Value	35,475	$ 44,918
Interest Rate Cap, Three Month LIBOR Exceeds 1.50 Percent [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held		8
Derivative, Notional Amount		$ 54,784
Interest Rate Cap Three-month LIBOR or SOFR Exceeds 3.00% [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held		12
Derivative, Notional Amount		$ 562,285
Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivative, Premium Paid	21,062	12,948
Interest Rate Cash Flow Hedge Asset at Fair Value	$ 26,417	24,939
Interest Rate Cap, Three-month or Daily Compounded SOFR Exceeds 2.53%-3.50% [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held	4
Derivative, Notional Amount	$ 333,727
Interest Rate Cap, Three-month or Daily Compounded SOFR Exceeds 2.74%-3.00% [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held	2
Derivative, Notional Amount	$ 310,646
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	45,231
Interest Rate Caps Related to Loans Note 11.A.5, 11.A.20, 11.A.24 and 11.A.29 [Member] | Designated as Hedging Instrument [Member]
Gain (Loss) on Sale of Derivatives	9,566
Three Interest Rate Swaps Relating to Loan Note 11.A.6 [Member] | Designated as Hedging Instrument [Member]
Gain (Loss) on Sale of Derivatives	7,597
Two Interest Rate Swap Agreements [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount		85,000
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 122,375
Derivative, Number of Instruments Held, Total	2
Interest Rate Swap, Cross-currency Rate Swap and Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 20,405
Bunker Swap Agreements [Member]
Derivative, Fair Value, Net	2,510	12
Forward Freight Agreements ("FFAs") and Bunker Swap Agreements [Member]
Derivative Asset	11,211	$ 108
Margin Deposit Assets	$ 13,748